CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 4,473	$ 15,333
Restricted cash	13,091	5,818
Accounts receivable (net of allowances of $2,635 and $421 as of December 31, 2018 and 2019, respectively)	649	2,584
Short term investments	1,436	0
Financing receivable (net of allowances of $9,257 and $11,167 as of December 31, 2018 and 2019, respectively)	0	3,486
Prepaid expenses and other current assets	30,454	49,515
Inventory	21,981	59,197
Amounts due from related parties (net of allowances of $nil and $13,238 as of December 31, 2018 and 2019, respectively)	688	20,829
Total current assets	72,772	156,762
Property and equipment, net	851	1,555
Intangible assets, net	708	1,092
Goodwill	124	84,434
Long-term investments	13,454	22,341
Amounts due from related parties-non-current	131,758	133,880
Right-of-use assets	5,506	0
Restricted cash - non-current (including restricted cash - non-current of the consolidated VIEs of $363 and $3 as of December 31, 2018 and 2019, respectively)	358	36,362
Other non-current assets (including other non-current of the consolidated VIEs of $747 and $660 as of December 31, 2018 and 2019, respectively)	680	767
TOTAL ASSETS	226,211	437,193
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $6,849 and $4,448 as of December 31, 2018 and 2019, respectively)	5,393	8,255
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Renren Inc. of $7,900 as of December 31, 2019)	31,077	49,887
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Renren Inc. of $19,135 and $23,280 as of December 31, 2018 and 2019, respectively)	37,068	33,055
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to Renren Inc. of $nil and $1,224 as of December 31, 2018 and 2019)	2,836	0
Payable to investors (including payable to investors of the consolidated VIEs without recourse to Renren Inc. of $15 and $14 as of December 31, 2018 and 2019)	14	15
Amounts due to related parties (including amount due to related parties of the consolidated VIEs without recourse to Renren Inc. of $28 and $774 as of December 31, 2018 and 2019, respectively)	774	55
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to Renren Inc. of $3,099 and $15 as of December 31, 2018 and 2019, respectively)	750	3,716
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $10,920 and $8,857 as of December 31, 2018 and 2019, respectively)	20,054	20,602
Contingent consideration (Note 5) (including contingent consideration of the consolidated VIEs without recourse to Renren Inc. of $11,929 and $nil as of December 31, 2018 and 2019, respectively)	204	11,929
Total current liabilities	98,170	127,514
Long-term liabilities:
Long-term debt		35,000
Operating lease liabilities - non - current (including operating lease liabilities - non - current of the consolidated VIEs without recourse to Renren Inc. of $nil and $ 810 as of December 31, 2018 and 2019, respectively)	1,980
Long-term contingent consideration (Note 5) (including long-term contingent consideration of the consolidated VIEs without recourse to Renren Inc. of $88,098 and $nil as of December 31, 2018 and 2019, respectively)	828	93,741
Total non-current liabilities	2,808	128,741
TOTAL LIABILITIES	100,978	256,255
Commitments and contingencies (Note 23)
Equity:
Additional paid-in capital	720,513	709,137
Accumulated deficit	(614,830)	(563,737)
Statutory reserves	6,712	6,712
Accumulated other comprehensive loss	(9,338)	(5,689)
Total Renren Inc. shareholders' equity	104,113	147,465
Noncontrolling interest	21,120	33,473
Total equity	125,233	180,938
TOTAL LIABILITIES AND EQUITY	226,211	437,193
Class A ordinary shares
Equity:
Ordinary shares	751	737
Class B ordinary shares
Equity:
Ordinary shares	$ 305	$ 305